CORNERCAP GROUP OF FUNDS
THE PEACHTREE, SUITE 1700, 1355 PEACHTREE SUITE NE
ATLANTA, GEORGIA 30309

Ocober 9, 2015

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	CornerCap Group of Funds (the "Registrant") File Nos. 033-03149/811-04581 Post-Effective Amendment ("PEA") No. 50

Dear Sir or Madam:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933 (the "1933 Act"), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment No. 50 (the "Amendment") to the Registrant's Registration Statement on Form N-1A. The Registrant is filing this Amendment for the purpose of adding an Institutional Class of shares to Registrant's separate series, the CornerCap Small-Cap Value Fund (the "Fund"). The Registrant is also making updates to the Fund's currently effective Registration Statement as required by Form N-1A. Prior to the effective date of the Amendment, the Registrant intends to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission ("SEC") on the Amendment.

If you have any questions or comments concerning the foregoing, please contact me at (404) 870-0700 or by email at jhackney@cornercap.com.

Sincerely,

/s/ John A. Hackney

John A. Hackney

Chief Compliance Officer and Secretary to the Registrant

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